Schedule of Concentration Of Risk (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Product Information [Line Items]
Concentration risk percentage	100.00%	100.00%
Customer A [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	21.83%	7.68%
Customer A [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	38.80%		47.48%
Customer A [Member] | Vendor Purchase [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	50.30%	85.08%
Customer B [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	12.27%	16.41%
Customer B [Member] | Vendor Purchase [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	37.21%	14.10%
Customer C [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	0.00%	36.76%
Customer C [Member] | Vendor Purchase [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	11.65%	0.00%
Customers [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	34.11%	60.85%
Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	38.80%		47.48%
Customers [Member] | Vendor Purchase [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	99.16%	99.18%